GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET
(8)	GOODWILL AND INTANGIBLE ASSETS, NET

(a)	Goodwill

ACG acquired 100% equity interests of Huanqiuyimeng and its subsidiaries in the year of 2019. This acquisition was accounted for under the acquisition method of accounting and the excess of fair values of the consideration and non-controlling interests over the fair value of the identifiable net assets of Huanqiuyimeng is recorded as goodwill of RMB 200,478,795.

In May and August 2020, the Group disposed three campuses in relation to the junior art education service to third parties. A decrease in goodwill of RMB 5,723,832 allocated to these campuses within the junior art education service was recognized based on the relative fair values of the campuses being disposed of and the portion of the reporting unit retained.

In July 2022, the Group disposed 70 % equity interests of Quanouyimeng in relation to majority of the foreign language training services to a third party, see Note 5 for details . Nil goodwill was allocated to the disposal group, of which the fair value is determined as nil.

In September 2022, the Group entered into an agreement with Youru. This acquisition was accounted for under the acquisition method and the company recognized a goodwill amounting to RMB1,534,529 accordingly, see Note 3 for details.

The change in the carrying amount of goodwill by reporting unit is as follows:

	Overseas art study	Other Educational
	services	Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2021	176,046,647	18,708,316	194,754,963
Add: Acquisition of Youru	1,534,529	—	1,534,529
Balance as of December 31, 2022 and 2023	177,581,176	18,708,316	196,289,492

The Company performs goodwill impairment testing on an annual basis and whenever events or changes in circumstances indicate that the carrying value of a reporting unit likely exceeds its fair value. This involves estimating the fair value of the reporting units using discounted cash flow models and the key assumptions used in the valuation models include forecasted revenue growth rates, forecasted operating margins and the discount rate. No impairment was identified and recorded for fiscal years ended December 31, 2021, 2022 and 2023.

(b)	Intangible assets

The following table summarizes the Company’s intangible assets, as of December 31, 2022 and 2023.

	December 31, 2022
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	79,000,000	(26,991,667)	—	52,008,333	10
Non-compete arrangements (i)	56,000,000	(31,888,889)	—	24,111,111	6
Copyright obtained	240,000	(240,000)	—	—	1
Total intangible assets	135,240,000	(59,120,556)	—	76,119,444

	December 31, 2023
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	79,000,000	(34,891,667)	—	44,108,333	10
Non-compete arrangements (i)	56,000,000	(41,222,222)	—	14,777,778	6
Total intangible assets	135,000,000	(76,113,889)	—	58,886,111

Total amortization expense recognized for the years ended December 31, 2021, 2022 and 2023 is allocated to the following expense items:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	—	240,000	—
General and administrative	17,233,333	17,233,333	17,233,333
Total amortization expense	17,233,333	17,473,333	17,233,333
(ii)	Trademark and Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

As of December 31, 2023, the estimated amortization expense for the next five years is as follows:

December 31
RMB
2024	17,233,333
2025	13,344,444
2026	7,900,000
2027	7,900,000
2028	7,900,000